Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Summary of Significant Accounting Policies [Line Items]
Net loss		$ (2,730,944)	$ (1,854,203)	$ (2,307,155)	$ (1,970,613)	$ (2,852,391)	$ (7,201,064)	$ (6,892,302)	$ (12,024,068)	$ (14,648,792)	$ (12,401,393)
Accumulated deficits		(69,384,892)						(69,384,892)		(62,492,590)	(47,843,798)	$ 22,483
Transaction price performance obligation		2,000						2,000		$ 2,000
Recognized period										12 months
Cash insured										$ 250,000
Cash uninsured										196,962	148,432
Advertising expense		377,739			23,844			$ 1,270,723	$ 130,170	347,429	$ 1,186,550
Uncertain tax
Potentially dilutive effect (in Shares)								5,210,145	22,815,211	24,336,201	22,814,973
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	5.00%							21.00%	21.00%	21.00%	21.00%
Contract transaction price value								$ 8,000
Standalone selling price								$ 295
Revenue is recognized warranty term								3 years
Revenue recognized		822,244			1,032,232			$ 2,517,806	$ 1,617,995
Contract liability		241,646						241,646
Increase in Contract with customer liability		759,159			$ 857,655			1,705,810	2,608,257
Investor incentive								214,906
Gift card liabilities		448,087						448,087
Omni Care Services [Member]
Summary of Significant Accounting Policies [Line Items]
Customers bill		$ 2,000						$ 2,000